Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Details) £ in Millions	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 162,049	£ 197,215
Interest rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	127,128	153,315
Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	80,284	93,475
Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	15,168	12,450
Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	230	273
Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,973	6,591
Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,325	366
Exchange rate contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	33,865	42,760
Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	590	789
Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	7,704	11,457
Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	14,535	15,563
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,121	£ 2,429
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0059	0.0069
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0051	0.0118
≤1 month | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0191	0.0187
≤1 month | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,010	£ 0
≤1 month | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0197	0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤1 month | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
≤1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 732
≤1 month | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0226	0.0201
≤1 month | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
≤1 month | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
≤1 month | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 620	£ 732
Average GBP - EUR exchange rate	1.28	0
Average GBP - USD exchange rate	0	1.46
≤1 month | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,703	£ 1,439
Average GBP - EUR exchange rate	1.17	0
Average GBP - USD exchange rate	1.34	1.29
Average GBP - JPY exchange rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 6,223	£ 7,617
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0042	0.0065
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0174	0.0023
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0096	0.0172
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 481	£ 897
>1 and ≤ 3 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0044	0.0046
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0	0
>1 and ≤ 3 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	0	0
>1 and ≤ 3 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 936	£ 2,015
Average GBP - EUR exchange rate	0	0
Average GBP - USD exchange rate	1.34	1.32
Average GBP - JPY exchange rate	142.91	137.98
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 21,442	£ 27,791
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0009	0.0082
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0108	0.0302
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0144	0.0289
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 871	£ 2,528
>3 and ≤12 months | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0008	0.0057
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0329	0.0464
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 882
>3 and ≤12 months | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0117	0.0318
>3 and ≤12 months | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 0
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 107	£ 132
Average GBP - EUR exchange rate	1.21	1.14
>3 and ≤12 months | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 840	£ 2,583
Average GBP - EUR exchange rate	1.39	1.35
Average GBP - USD exchange rate	0	0.00
>3 and ≤12 months | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,057	£ 3,877
Average GBP - EUR exchange rate	1.18	0.00
Average GBP - USD exchange rate	1.33	1.32
Average GBP - JPY exchange rate	148.86	135.61
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 44,507	£ 47,749
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0088	0.0073
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0081	0.0098
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0276	0.0249
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 7,669	£ 7,964
>1 and ≤5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0139	0.0145
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 193	£ 236
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0203	0.0178
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,049	£ 4,062
>1 and ≤5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0272	0.0248
>1 and ≤5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,438	£ 366
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 381	£ 461
Average GBP - EUR exchange rate	1.16	1.17
>1 and ≤5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,765	£ 6,550
Average GBP - EUR exchange rate	1.20	1.25
Average GBP - USD exchange rate	1.61	1.61
>1 and ≤5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 6,715	£ 7,113
Average GBP - EUR exchange rate	1.16	1.16
Average GBP - USD exchange rate	1.34	1.30
Average GBP - JPY exchange rate	0	132.27
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,991	£ 7,889
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0313	0.0361
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0261	0.0234
>5 years | Interest rate contracts | Interest rate risk | Fair value hedges | US Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0405	0.0416
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 5,137	£ 1,061
>5 years | Interest rate contracts | Interest rate risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0097	0.0133
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 37	£ 37
>5 years | Interest rate contracts | Interest rate/FX risk | Fair value hedges | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0262	0.0356
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 924	£ 915
>5 years | Interest rate contracts | Interest rate/FX risk | Cash flow hedges | Sterling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0341	0.0339
>5 years | Interest rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 887	£ 0
>5 years | Exchange rate contracts | Interest rate/FX risk | Fair value hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 102	£ 196
Average GBP - EUR exchange rate	1.17	1.17
>5 years | Exchange rate contracts | Interest rate/FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,479	£ 1,592
Average GBP - EUR exchange rate	1.20	1.20
Average GBP - USD exchange rate	1.38	1.38
>5 years | Exchange rate contracts | FX risk | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,124	£ 1,119
Average GBP - EUR exchange rate	1.17	1.18
Average GBP - USD exchange rate	1.39	0
Average GBP - JPY exchange rate	0	0